SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Capitalized interest recorded	$ 0	$ 0	$ 0
Property, Plant and Equipment
Depreciation expense	4,400,000	1,800,000	5,600,000
Goodwill and Intangible Assets
Terminal value determination, initial forecasted period	3 years
Useful life of intangible assets	4 years
Amortization, asset sell and impairment charges	300,000	800,000	200,000
Goodwill		13,820,000
Intangible assets		3,625,000
Advertising Costs
Advertising costs	200,000	500,000	700,000
Third Party Commissions
Period after formal communication to agents the entity concluded statute of limitations had expired for accrued commissions	2 years
Accrued commissions released to cost of net sales	500,000		6,000,000
Accumulated Other Comprehensive Income
Foreign currency translation, net of tax	79,621,000	82,893,000
Accumulated other comprehensive income	79,621,000	82,893,000
Foreign Currency Translation
Gain (loss) on foreign currency translation	(4,675,000)	(8,942,000)	8,004,000
Furniture, test or manufacturing equipment
Property, Plant and Equipment
Useful lives	5 years
Computers and software | Minimum
Property, Plant and Equipment
Useful lives	2 years
Computers and software | Maximum
Property, Plant and Equipment
Useful lives	3 years
Buildings
Property, Plant and Equipment
Useful lives	20 years
Automobiles
Property, Plant and Equipment
Useful lives	5 years
Leasehold improvements
Property, Plant and Equipment
Accelerated amortization of Beijing Office leasehold improvement due to early termination	$ 900,000